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                                RULE 24F-2 NOTICE
                                       FOR
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                   FILE NOS. 33-90684, 333-34199 AND 333-71753

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Fiscal period for which notice is filed                                                             12/31/02

Securities registered and unsold at the beginning of the fiscal year                                       0

Securities registered during this year other than pursuant to Rule 24f-2                                   0

Sale price of accumulation units sold during fiscal year ending December 31,
2002                                                                                             $19,956,468

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 2002                                                                                $19,956,468

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 2002                                                                                $13,533,987

Total amount upon which fee calculation is based                                                 $ 6,422,481

Fee submitted (.0000809)                                                                         $       520
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                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II
                              BY ROBERT F. HERBERT


                                ROBERT F. HERBERT
                  SENIOR VICE PRESIDENT/ TREASURER & CONTROLLER